INVESTMENT IN ASSOCIATE (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [Abstract]
Disclosure of investment accounted for using the equity method [Table Text Block]
$

Balance, December 31, 2023 and 2024	-

Addition	3,263,521
Share of net loss	(48,859)

Balance, December 31, 2025	3,214,662